Angel Oak Mortgage Trust 2025-3 ABS-15G

Exhibit 99.2

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
2025030418	C	A	A	A	C	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-XXX provided - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). lender credits cannot decrease without a valid XXX in relation to the decrease. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-XXX provided - Due Diligence Vendor-XXX	Qualifying FICO is Greater Than The Guideline Minimum By XXX (XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX (XXX) or More Points
Borrower XXX Has XXX Time Of XXX (XXX) Or More Years At Current Job - Borrower XXX Has XXX Time Of XXX (XXX) Or More Years At Current Job - XXX Years
Borrower XXX Has XXX Time In Profession By XXX (XXX) Years Or More - Borrower XXX Has XXX Time In Profession By XXX (XXX) Years Or More - XXX Years
																									Low Credit Usage Ratio Of XXX Percent (XXX%) Or Less - Low Credit Usage Ratio Of XXX Percent (XXX%) Or Less - Credit Line Usage Ratio equals XXX		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX